Summary Prospectus Supplement	September 23, 2022

Putnam VT Government Money Market Fund
Summary Prospectus dated April 30, 2022

Effective immediately, the third sentence in the section Purchase and sale of fund shares is deleted in its entirety and replaced with the following:

Insurers may purchase or sell shares on behalf of separate accounts by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open.

Shareholders should retain this Supplement for future reference.

331454 9/22